Label	Element	Value
Risk/Returns:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 26, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2019
Prospectus Date	rr_ProspectusDate	Jul. 26, 2019
Cambria Global REIT ETF | Cambria Global REIT ETF
Risk/Returns:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLDG